CONDENSED STATEMENTS OF CASH FLOWS (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2008 Parent Company KRW
Cash flows from operating activities
Net income attributable to the Group	$ 2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Less: Net income of subsidiaries					(2,956,658,000,000)	(1,362,774,000,000)	(1,714,949,000,000)
Parent Company net loss					(112,136,000,000)	(228,922,000,000)	(234,250,000,000)
Depreciation on premises and equipment					1,381,000,000	893,000,000	811,000,000
Cash dividends from subsidiaries and equity method investees					817,312,000,000	161,451,000,000	1,943,875,000,000
Other expense (income)					19,783,000,000	(27,002,000,000)	27,208,000,000
Net unrealized foreign exchange (gains) losses	186,909,000	211,319,000,000	(1,093,482,000,000)	805,429,000,000	21,482,000,000	(10,818,000,000)
Loss on valuation of trading derivatives						14,224,000,000
Other assets, net					(166,633,000,000)	57,923,000,000	8,427,000,000
Accrued expense and other liabilities, net					57,311,000,000	21,343,000,000	(5,062,000,000)
Net cash provided by (used in) operating activities	5,655,128,000	6,393,688,000,000	1,714,117,000,000	3,903,668,000,000	638,500,000,000	(10,908,000,000)	1,741,009,000,000
Cash flows from investing activities
Net change in receivables from subsidiaries					120,000,000,000	835,000,000,000	(995,000,000,000)
Increase in investment in subsidiaries					(10,026,000,000)	(31,048,000,000)	(967,011,000,000)
Decrease in investment in subsidiaries						52,631,000,000	977,471,000,000
Purchases of premises and equipment	(250,423,000)	(283,128,000,000)	(382,246,000,000)	(411,017,000,000)	(1,006,000,000)	(2,302,000,000)	(1,503,000,000)
Net change in other investments	(112,744,000)	(127,466,000,000)	(749,297,000,000)	(395,972,000,000)	(5,000,000,000)	1,008,000,000	(45,678,000,000)
Net cash provided by (used in) investing activities	(9,788,499,000)	(11,066,877,000,000)	(7,485,759,000,000)	(26,908,255,000,000)	103,968,000,000	855,289,000,000	(1,031,721,000,000)
Cash flows from financing activities
Net change in short-term debt	(1,031,930,000)	(1,166,700,000,000)	(13,220,611,000,000)	7,079,775,000,000	(669,000,000,000)	(481,300,000,000)	(99,700,000,000)
Proceeds from issuance of long-term debt	13,938,544,000	15,758,917,000,000	16,136,245,000,000	13,097,327,000,000	2,450,000,000,000	712,160,000,000	1,480,000,000,000
Repayment of long-term debt	(12,219,861,000)	(13,815,772,000,000)	(17,171,152,000,000)	(12,673,038,000,000)	(1,671,743,000,000)	(2,360,905,000,000)	(978,763,000,000)
Proceed from the issuance of stock			1,275,260,000,000			1,275,260,000,000
Cash dividends paid	(371,719,000)	(420,266,000,000)	(230,586,000,000)	(572,004,000,000)	(420,266,000,000)	(230,586,000,000)	(572,004,000,000)
Net cash provided by (used in) financing activities	5,393,048,000	6,097,380,000,000	9,812,964,000,000	20,346,044,000,000	(311,009,000,000)	(1,085,371,000,000)	(170,467,000,000)
Net increase (decrease) in cash and cash equivalents	1,172,728,000	1,325,886,000,000	2,998,348,000,000	(2,215,029,000,000)	431,459,000,000	(240,990,000,000)	538,821,000,000
Beginning of year	3,859,124,000	4,363,125,000,000	1,364,777,000,000	3,579,806,000,000	429,825,000,000	670,815,000,000	131,994,000,000
End of year	5,031,852,000	5,689,011,000,000	4,363,125,000,000	1,364,777,000,000	861,284,000,000	429,825,000,000	670,815,000,000
Cash paid for interest	$ 6,035,274,000	6,823,481,000,000	8,085,712,000,000	8,297,836,000,000	339,520,000,000	438,978,000,000	421,180,000,000